T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.3%
GEORGIA 95.0%
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 4.00%, 9/1/31	2,465	2,821
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 4.00%, 9/1/33	1,455	1,653
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 5.00%, 9/1/29	1,100	1,339
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series B, VRDN, 0.10%, 7/1/35	500	500
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24	2,880	3,295
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/21 (1)	275	276
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22 (1)	375	394
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23 (1)	450	494
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24 (1)	550	629
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (1)	350	416
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26 (1)	975	1,204
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded
1/1/26) (2)	1,290	1,593
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded
1/1/26) (2)	1,160	1,433
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded
1/1/26) (2)	500	618
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (2)	300	371
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34	500	553
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41	725	795
Atlanta & Fulton County Recreation Auth. , Zoo Parking Project,
5.00%, 12/1/35	750	943
Atlanta Airport, Series B, 5.00%, 1/1/37	5,945	6,190
Atlanta Airport, Series C, 5.25%, 1/1/30
(Prerefunded 1/1/21) (2)	1,250	1,255
Atlanta Airport, Passenger Facilities, Series A, 5.00%, 1/1/33	3,870	4,331
Atlanta Airport, Passenger Facilities, Series D, 4.00%,
7/1/36 (3)	5,000	5,806

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , Series A-1, 5.00%, 7/1/29	1,000	1,121
Atlanta Dev. Auth. , Series A-1, 5.00%, 7/1/35	1,255	1,385
Atlanta Dev. Auth. , Series A-1, 5.25%, 7/1/40	2,035	2,251
Atlanta Dev. Auth. , Series A-1, 5.25%, 7/1/44	6,120	6,728
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	1,500	943
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/30	300	335
Atlanta Downtown Dev. Auth. , City Plaza, 5.00%, 12/1/27	495	625
Atlanta Downtown Dev. Auth. , City Plaza, 5.00%, 12/1/31	605	749
Atlanta Public Safety & Judicial Fac. Auth. , 4.00%, 12/1/20	2,010	2,010
Atlanta Public Safety & Judicial Fac. Auth. , 4.00%, 12/1/21	1,280	1,329
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37	1,000	1,197
Atlanta Water & Wastewater, 5.00%, 11/1/40	5,365	6,366
Atlanta Water & Wastewater, 5.00%, 11/1/43 (Prerefunded
5/1/25) (2)	3,400	4,103
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/30	645	693
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/31	275	295
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/32	550	588
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/34	585	622
Augusta Airport, Regional Airport, Series B, 5.00%, 1/1/22 (3)	445	457
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37	3,500	3,906
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 4.00%, 7/1/44	5,985	6,988
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 5.00%, 7/1/39	1,500	1,904
Bryan County School Dist. , GO, 5.00%, 8/1/42	3,000	3,600
Burke County Dev. Auth. , Plant Vogtle Project, VRDN, 2.25%,
10/1/32 (Tender 5/25/23)	1,550	1,605
Camden County Public Service Auth. , Saint Mary's City, 4.50%,
12/1/31 (Prerefunded 12/1/20) (2)	650	650
Camden County Public Service Auth. , Saint Mary's City, 4.50%,
12/1/32 (Prerefunded 12/1/20) (2)	550	550

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Camden County Public Service Auth. , Saint Mary's City, 5.00%,
12/1/28 (Prerefunded 12/1/20) (2)	1,000	1,000
Carroll City, County Hosp. Auth. , Tanner Medical Center, 4.00%,
7/1/36	1,055	1,278
Carroll City, County Hosp. Auth. , Tanner Medical Center, 4.00%,
7/1/45	1,500	1,765
Carroll City, County Hosp. Auth. , Tanner Medical Center, 4.00%,
7/1/50	1,450	1,694
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/28	265	325
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/29	500	611
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/41	3,000	3,472
Cherokee County Board of Education, GO, 5.00%, 8/1/32	1,750	2,137
Cherokee County Board of Education, GO, 5.00%, 8/1/33	1,265	1,351
Cherokee County Water & Sewerage Auth. , 5.00%, 8/1/33	1,015	1,237
Cherokee County Water & Sewerage Auth. , 5.00%, 8/1/34	1,050	1,277
Cherokee County Water & Sewerage Auth. , 5.50%, 8/1/23 (4)	1,190	1,283
Clayton County Urban Redev. Agency, 5.00%, 2/1/25
(Prerefunded 2/1/22) (2)	1,095	1,156
Clayton County Urban Redev. Agency, 5.00%, 2/1/26
(Prerefunded 2/1/22) (2)	1,160	1,225
Clayton County Urban Redev. Agency, 5.00%, 2/1/27
(Prerefunded 2/1/22) (2)	1,220	1,288
Cobb County Dev. Auth. , Kennesaw State Univ. , Series A,
5.00%, 7/15/34	1,145	1,309
Cobb County Dev. Auth. , Kennesaw State Univ. , Series A,
5.00%, 7/15/38	1,750	1,988
Cobb County Kennestone Hosp. Auth. , RAC, 5.00%, 4/1/29	1,000	1,094
Cobb County Kennestone Hosp. Auth. , RAC, 5.00%, 4/1/30	2,200	2,405
Cobb County Kennestone Hosp. Auth. , WellStar Health, 4.00%,
4/1/35 (5)	950	1,090
Cobb County Kennestone Hosp. Auth. , WellStar Health, 5.00%,
4/1/40 (5)	375	466
Cobb County Kennestone Hosp. Auth. , WellStar Health, 5.00%,
4/1/50	1,500	1,885

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,198
Columbia County Water & Sewerage, Forward Delivery, 5.00%,
6/1/33	700	952
Columbia County Water & Sewerage, Forward Delivery, 5.00%,
6/1/35	1,680	2,273
Coweta County Dev. Auth. , Piedmont Healthcare, 5.00%,
7/1/44	5,000	6,259
Coweta County Water & Sewage Auth. , 4.00%, 6/1/38	1,000	1,198
Coweta County Water & Sewage Auth. , 4.00%, 6/1/39	1,000	1,196
Dalton, GO, 5.00%, 2/1/42	500	621
Dalton, GO, 5.00%, 2/1/48	3,500	4,304
Dalton, Combined Utilities, 5.00%, 3/1/32	1,250	1,513
Dalton, Combined Utilities, 5.00%, 3/1/33	1,190	1,434
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/34	400	461
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/36	900	1,031
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/37	1,000	1,142
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/41	1,385	1,568
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 5.00%, 8/15/32	900	1,116
DeKalb County Water & Sewerage, 5.00%, 10/1/33	750	892
DeKalb County Water & Sewerage, 5.00%, 10/1/35	2,000	2,372
DeKalb County Water & Sewerage, Series A, 5.25%, 10/1/41	4,365	4,512
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35
(6)	1,980	2,428
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32
(6)	4,080	5,129
Downtown Smyrna Dev. Auth. , 5.25%, 2/1/28	7,640	9,069
Floyd County Hosp. Auth. , Floyd Medical Center, Series A,
5.00%, 7/1/34	2,810	3,347

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Floyd County Hosp. Auth. , Floyd Medical Center, Series B, RAC,
5.00%, 7/1/32	2,000	2,109
Forsyth County School Dist. , GO, 4.00%, 2/1/33	3,270	3,581
Forsyth County School Dist. , GO, 5.00%, 2/1/31	3,250	3,951
Forsyth County School Dist. , GO, 5.00%, 2/1/38	1,000	1,268
Fulton County Dev. Auth. , Series A, RAC, 5.00%, 4/1/47	5,070	6,026
Fulton County Dev. Auth. , Georgia Tech Foundation, Recreation
Center, Series A, 5.00%, 11/1/30 (Prerefunded 11/1/21) (2)	2,480	2,588
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/30 (Prerefunded
5/1/22) (2)	1,870	1,997
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/31 (Prerefunded
5/1/22) (2)	1,400	1,495
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series B, 5.00%, 11/1/31	3,020	3,832
Fulton County Dev. Auth. , Piedmont Healthcare, 4.00%, 7/1/39	1,000	1,158
Fulton County Dev. Auth. , Piedmont Healthcare, Series A,
4.00%, 7/1/35	1,625	1,811
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	6,125	6,793
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	5,175	5,907
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (7)	850	853
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (7)	700	698
Gainesville & Hall County CDA, Acts Retirement Communities,
5.00%, 11/15/33	3,480	4,036
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, 4.00%, 2/15/45	7,785	8,905
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/42	1,600	1,890
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,000	3,525
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.25%, 8/15/49	3,000	3,474

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,985	8,134
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	1,625	1,991
Gainesville School Dist. , GO, 4.00%, 11/1/34	650	823
Georgia, Correctional Facilities Improvements, Series A, GO,
5.00%, 7/1/28	5,000	5,368
Georgia Housing & Finance Auth. , Series A, 4.00%, 6/1/50	1,490	1,690
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
4.00%, 9/1/40	3,000	3,661
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series A,
4.00%, 10/1/46	255	288
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series A,
5.00%, 10/1/43	1,250	1,379
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series A,
5.00%, 10/1/46	6,075	7,234
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
4.00%, 10/1/38	4,500	5,148
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
4.00%, 9/1/39	1,750	2,141
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
4.00%, 9/1/41	6,050	7,357
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
5.00%, 10/1/38	2,705	3,264
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/35	750	859
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/36	1,250	1,426
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/37	750	853
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/38	1,000	1,133
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/27	2,545	2,977
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/34	3,935	4,496
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/47	2,000	2,300
Griffin-Spalding County Hosp. Auth. , RAC, 5.00%, 4/1/36	1,350	1,637
Gwinnett County School Dist. , GO, 5.00%, 2/1/35	2,500	2,996

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Gwinnett County School Dist. , GO, 5.00%, 2/1/36 (Prerefunded
2/1/23) (2)	2,500	2,758
Jackson County School Dist. , GO, 5.00%, 3/1/30	500	666
Jackson County School Dist. , GO, 5.00%, 3/1/31	1,500	1,989
Jackson County School Dist. , GO, 5.00%, 3/1/32	1,000	1,319
Jefferson School Dist. , Series A, GO, 5.25%, 2/1/33
(Prerefunded 2/1/21) (2)	2,500	2,521
Macon-Bibb County Urban Dev. Auth. , Academy for Classical
Ed. , Series A, 5.875%, 6/15/47 (7)	1,680	1,743
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
4.00%, 5/15/39	1,320	1,502
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 3/15/21	1,000	1,012
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/25	200	234
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/43	4,100	4,926
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/49	2,000	3,006
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.50%, 9/15/28	3,000	3,890
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)	2,800	3,192
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/22	2,190	2,313
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	1,600	1,757
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	3,000	3,503
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.929%, 8/1/48 (Tender
12/1/23)	2,000	2,007
Metro Atlanta Rapid Transit Auth. , Series A, 4.00%, 7/1/35	5,570	6,750
Metro Atlanta Rapid Transit Auth. , Series A, 5.00%, 7/1/42	6,230	7,389
Metro Atlanta Rapid Transit Auth. , Series A, 5.00%, 7/1/43	5,000	5,922
Metro Atlanta Rapid Transit Auth. , Sales Tax, Series B, 5.00%,
7/1/45	5,000	6,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth. , Sales Tax, Third Indenture,
Series 2014A, 4.00%, 7/1/44	3,050	3,284
Metro Atlanta Rapid Transit Auth. , Sales Tax, Third Indenture,
Series 2017A, 4.00%, 7/1/44	5,475	6,232
Monroe, Combined Utility Revenue, 4.00%, 12/1/45 (6)	3,000	3,588
Monroe, Combined Utility Revenue, 4.00%, 12/1/50 (6)	3,500	4,154
Municipal Electric Auth. of Georgia, Series EE, 7.25%,
1/1/24 (8)	1,000	1,205
Municipal Electric Auth. of Georgia, Series HH, 5.00%, 1/1/44	4,485	5,453
Municipal Electric Auth. of Georgia, Comb Cycle, Series A,
5.00%, 11/1/28 (Prerefunded 12/15/20) (2)	2,500	2,504
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/56	3,000	3,590
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series
A, 5.00%, 1/1/49	2,110	2,528
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/21	1,035	1,039
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35	4,390	5,009
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/21	1,000	1,004
Municipal Gas Auth. of Georgia, Gas Portfolio III, Series S,
5.00%, 10/1/27	500	541
Paulding County Hosp. Auth. , Series A, RAC, 5.00%, 4/1/42	2,545	2,651
Paulding County Water & Sewerage, 4.00%, 12/1/32	5,180	5,990
Richmond County Hosp. Auth. , Univ. Health Services, 5.00%,
1/1/31	2,000	2,381
Rockdale County Water & Sewer, 5.00%, 7/1/32	840	1,136
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/35
(Prerefunded 5/1/26) (2)	1,000	1,253
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/41
(Prerefunded 5/1/26) (2)	3,820	4,788
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/47
(Prerefunded 5/1/26) (2)	5,000	6,267
Savannah Economic Dev. Auth., Marshes Skidaway, 7.25%,
1/1/44	1,000	1,090

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/29	50	55
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/30	3,105	3,423
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/31	220	242
Valdosta & Lowndes County Hosp. Auth. , South Georgia
Medical Center, Series B, 5.00%, 10/1/26 (Prerefunded
10/1/21) (2)	2,600	2,704
Walton County Water & Sewer Auth. , Hard Labor Creek, Series
A, 5.00%, 2/1/36	1,050	1,249
		444,093

PUERTO RICO 3.7%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	520	538
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	560	580
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/29	690	718
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,295	1,344
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.75%, 7/1/37	750	786
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	990	1,002
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,440	1,458
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	1,450	1,523
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (9)(10)	810	618
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	10	8
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (9)(10)	100	75
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10)	15	11
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10)	390	293
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10)	35	26
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (9)(10)	40	29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(9)(10)	170	127
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(9)(10)	55	41
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(9)(10)	70	52
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(9)(10)	420	314
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(9)(10)	305	228
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(9)(10)	930	695
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(9)(10)	10	7
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(9)(10)	40	30
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18(9)(10)	35	26
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(9)(10)	15	11
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/35(9)(10)	300	225
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(9)(10)	40	30
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(9)(10)	30	23
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17(9)(10)	10	7
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17(9)(10)	20	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19(9)(10)	175	127
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28(9)(10)	15	11
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19(9)(10)	140	102
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23(9)(10)	40	30

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	15	11
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	355	266
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	1,015	775
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	785	553
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	800	867
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	3,290	3,621
		17,203

OHIO 0.3%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, Class 2,
5.00%, 6/1/55	1,000	1,124
		1,124

ILLINOIS 0.2%
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-2,
VRDN, 0.09%, 8/15/42	950	950
		950

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	400	402
		402

Total Investments in Securities 99.3%
(Cost $435,475)		$463,772
Other Assets Less Liabilities 0.7%		3,499
Net Assets 100.0%		$467,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Escrowed to maturity
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Interest subject to alternative minimum tax
(4)	Insured by National Public Finance Guarantee Corporation
(5)	When-issued security
(6)	Insured by Assured Guaranty Municipal Corporation
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,294 and represents 0.7% of net assets.
(8)	Insured by AMBAC Assurance Corporation
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
FRN	Floating Rate Note
GO	General Obligation
PFA	Public Finance Authority/Agency
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.